RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2017	Sep. 30, 2019	Jun. 30, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Apr. 09, 2021	Nov. 30, 2019	Jan. 31, 2019	Jan. 31, 2018	Jul. 31, 2017	Dec. 11, 2015	Dec. 15, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term loan						$ 4,672,096	$ 3,595,561
Proceeds from Issuance of Debt						270,000
Debt Instrument, Unamortized Discount		$ 819,500				$ 777,610	370,584				$ 86,000	$ 57,467
Loan amount									$ 277,886
Shares Issued, Price Per Share		$ 0.22	$ 0.50			$ 0.008							$ 0.50		$ 0.01	$ 0.001
Loan to subsidiary										$ 1,000,000
Debt conversion amount						$ 1,651,900
During the year ended December 31, 2018 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Debenture - Related Party, converted				$ 2,060,000		2,060,000
Interest accrued on debt				$ 280,529		$ 280,529
Conversion of Stock, Shares Issued				4,681,058		4,681,058
Loan to subsidiary				$ 2,664,787
Year ended December 31, 2018 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term loan				242,890		$ 297,890
Proceeds from Issuance of Debt				270,000
Debt Instrument, Unamortized Discount				270,000		270,000
Debt Instrument, Convertible, Carrying Amount of Equity Component				0		0
Debt conversion amount				100,000
SoleOfficer and Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from Loans									$ 221,155
Long term loan						4,526	4,496
Repayments of Debt						0
Stockholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term loan				242,890		297,890
Proceeds from Issuance of Debt				270,000				$ 270,000
Debt Instrument, Face Amount				345,000				$ 345,000
Convertible Debenture - Related Party, converted				10,322		41,288
Interest accrued on debt				92,534		113,178
Debt Instrument, Unamortized Discount				270,000		270,000
Debt Instrument, Convertible, Carrying Amount of Equity Component				0		0
Charles A. Ross, Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold				61,332	$ 110,750	180,250	$ 200,000
Shares granted		2,725,000	1,000,000
Shares Issued, Price Per Share		$ 0.30												$ 0.50
Stock Issued During Period, Shares, Acquisitions	6,500,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from Loans						221,155
Long term loan				4,526		$ 4,526
Repayments of Debt				$ 0